HSBC Funds

HSBC Prime Money Market Fund

Supplement dated September 7, 2016
to the Prospectus, dated February 28, 2016 (as supplemented from time to time)

IMPORTANT NOTICE REGARDING YOUR INVESTMENT

REORGANIZATION OF THE HSBC PRIME MONEY MARKET FUND WITH AND INTO THE
HSBC U.S. GOVERNMENT MONEY MARKET FUND

Upon the recommendation of HSBC Global Asset Management (USA) Inc. (“HSBC”), the Board of Trustees (the “Board”) of the HSBC Funds (the “Trust”) approved the reorganization of the HSBC Prime Money Market Fund (the “Prime Fund”) with and into the HSBC U.S. Government Money Market Fund (the “Government Fund” and, together with the Prime Fund, the “Funds”) (the “Reorganization”). Under the Agreement and Plan of Reorganization, (1) the assets of the Prime Fund will be transferred to the Government Fund in exchange solely for shares of the Government Fund and the assumption of the Prime Fund’s liabilities; and (2) the shares of the Government Fund received by the Prime Fund will be distributed by the Prime Fund to its shareholders in complete liquidation of the Prime Fund and in cancellation of all of the Prime Fund’s shares.

The Reorganization does not require shareholder approval. The Reorganization will be consummated on or about October 7, 2016 (the “Closing Date”). Shareholders of the Prime Fund may redeem or exchange their shares at any time prior to the Closing Date. If you have any questions, please call the Trust at 1-800-782-8183 for Retail Investors and 1-877-244-2424 for Institutional Investors.

Background of the Reorganization

HSBC, an investment adviser registered with the U.S. Securities and Exchange Commission (“SEC”), serves as the investment adviser to the Funds. Each Fund is a money market fund registered under the Investment Company Act of 1940 (the “1940 Act”) and currently seeks to maintain a stable net asset value (“NAV”) of $1.00 per share. HSBC recommended to the Board that it approve the Reorganization because of recent changes to the rules that govern money market funds. On or before October 14, 2016 (i.e., the final compliance date for these changes), the Prime Fund would have been required to price its shares at a floating NAV rounded to the fourth decimal (e.g., $1.0001 or $0.9999) and the Board, on behalf of the Prime Fund, would have been permitted to impose a “liquidity fee” (up to a maximum of 2%) or “redemption gate” that temporarily restricts redemptions from the Fund, if weekly liquid assets fall below the required regulatory threshold. HSBC believes that, because of shareholder preference for a money market fund that seeks to maintain a stable NAV per share (e.g., $1.00) without the potential for the imposition of liquidity fees and redemption gates, the Reorganization is in the best interests of the shareholders of the Prime Fund and preferable to liquidating the Prime Fund, as it will provide shareholders with the opportunity to continue to invest in a money market fund that seeks to maintain a stable NAV of $1.00 per share. In addition, HSBC believes that the Reorganization is in the best interests of the shareholders of the Government Fund because the Reorganization may provide enhanced opportunities for the Government Fund to realize greater economies of scale in the form of lower total operating expenses over time and also would enable the combined Fund to be better positioned for asset growth.

The Board, including a majority of the Trustees who are not deemed to be “interested persons” of the Trust, as defined in Section 2(a)(19) of the 1940 Act, voted to approve the Reorganization. In approving the Reorganization, the Board, upon the recommendation of and information provided by HSBC, determined that it is in the best interests of each Fund and that the interests of the existing shareholders of each Fund will not be diluted as a result of the Reorganization.

As part of the Reorganization, the Board evaluated and discussed multiple factors, including (but not limited to) the following: (1) the recent changes to the rules that govern money market funds adopted by the SEC (as discussed above); (2) shareholder preference for a product that seeks to maintain a stable NAV per share (e.g., $1.00); (3) alternatives to the Reorganization (e.g., liquidation of the Prime Fund); (4) information provided by HSBC regarding the Reorganization and its effect on the existing shareholders of the Funds; (5) the limited growth potential of the Prime Fund without the consummation of the Reorganization; (6) the investment objectives, strategies, risks and policies of each Fund; (7) the fact that the Funds are managed by the same portfolio management team; (8) the potential economies of scale of reorganizing the Prime Fund with and into the Government Fund; and (9) the growth potential of the Government Fund upon consummation of the Reorganization. In addition, while the fees and expenses of the Funds are mostly identical, the Government Fund currently has a lower total expense ratio as compared with the Prime Fund.

Prior to the Closing Date, the Prime Fund will seek to invest its assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”) and/or repurchase agreements that are collateralized by cash and U.S. Government Securities. Accordingly, on or before the Closing Date, the Prime Fund would essentially become a “government money market fund” as defined under Rule 2a-7 under the 1940 Act. A government money market fund, which must invest at least 99.5% of its assets in cash, U.S. Government Securities and repurchase agreements that are collateralized by cash and U.S. Government Securities, may continue to use the amortized cost method of valuation to seek to maintain a stable NAV of $1.00 per share. Government money market funds are exempt from the requirements relating to the imposition of liquidity fees and/or redemption gates (as discussed above).

After the close of business on the Closing Date, each shareholder of the Prime Fund will become the owner of a number of full and fractional shares of the Government Fund of the same class of shares that the shareholder held in the Prime Fund immediately prior to the Reorganization and will no longer own shares of the Prime Fund. The number of full and fractional shares of the Government Fund that each shareholder of the Prime Fund will receive in the Reorganization will be equal in value to the value of such shareholder’s shares in the Prime Fund as of the close of business on the Closing Date on a class by class basis. All issued and outstanding shares of the Prime Fund simultaneously will be cancelled on the books of the Prime Fund.

Shareholders of the Prime Fund who do not wish to own shares of the Government Fund may: (1) redeem their shares prior to the Closing Date; or (2) exchange their shares for shares of another series of the Trust prior to the Closing Date, as described in the Prospectus and Statement of Additional Information (“SAI”).

It is anticipated that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes and that shareholders will not recognize any gain or loss in connection with the Reorganization. Qualification of the Reorganization as a tax-free transaction means, among other things, that no gain or loss will be recognized under the Internal Revenue Code of 1986, as amended, by the Prime Fund or by the shareholders of the Prime Fund as a result of the Reorganization, and that each shareholder’s adjusted basis for federal income tax purposes in the shares of the Government Fund received in the Reorganization will be the same as the shareholder’s adjusted basis immediately before the Reorganization in the shares of the Prime Fund exchanged therefor.

Comparison of the Funds

This section compares certain important aspects of the Funds. It provides a summary only. For additional information about the Funds, please refer to the Prospectus and the SAI, which are available at www.investorfunds.us.hsbc.com and can also be obtained by calling the Trust at 1-800-782-8183 for Retail Investors and 1-877-244-2424 for Institutional Investors.

Investment Objectives, Strategies and Policies

The current investment objectives of the Funds are identical: to provide shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital.1 In addition, the investment policies and strategies of the Funds are substantially similar. Each Fund attempts to maintain a stable NAV of $1.00 per share by investing in high-quality, short-term money market instruments that are U.S. dollar denominated. Each Fund is also subject to Rule 2a-7 under the 1940 Act, which imposes certain risk-limiting conditions on money market funds that relate to portfolio quality, liquidity, maturity and diversification. Although the Prime Fund has historically invested primarily in certificates of deposit, commercial paper and notes and time deposits (whereas the Government Fund has historically invested primarily in U.S. Government Securities and repurchase agreements that are collateralized by cash and U.S. Government Securities), on or before the Closing Date, the Prime Fund will seek to invest its assets in cash, U.S. Government Securities and/or repurchase agreements that are collateralized by cash and U.S. Government Securities.

Each Fund is also managed by the same portfolio management team and employs the same general investment philosophy. In purchasing and selling securities for a Fund, portfolio managers consider the credit analysis performed by HSBC. Portfolio managers select investments from an approved credit list compiled by HSBC’s global credit analysts, who have conducted an independent qualitative and quantitative review of each issuer on the list. Safety is prioritized, with additional emphasis placed on liquidity and yield.

As part of the Reorganization, the Board, effective on or about the Closing Date, approved certain revisions to the Government Fund’s fundamental investment restrictions and adopted new fundamental investment restrictions for the Government Fund. Accordingly, on or before the Closing Date, the fundamental and non-fundamental investment restrictions of the Government Fund and those of the Prime Fund are not expected to be materially different.

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1	The Board previously approved a change to the investment objective of the Prime Fund as a result of the changes to the rules that govern money market funds adopted by the SEC. Effective October 2016, the Prime Fund would have changed its investment objective to providing shareholders with liquidity and as high a level of current income that is consistent with the minimization of principal volatility. This change will no longer be implemented.

Comparison of Sales Load, Distribution and Shareholder Servicing Arrangements

The distribution and shareholder servicing arrangements for each corresponding class of the Funds are identical in all material respects.

Comparison of Purchase, Redemption and Exchange Policies and Procedures

The purchase, redemption and exchange policies and procedures for each corresponding class of the Funds are identical in all material respects. Currently, the NAV of each of the Funds is determined every hour starting at 10:00 a.m. Eastern Time on each day on which U.S. bond markets are open for trading. The final NAV is determined at 5:00 p.m. Eastern Time for the Prime Fund and at 4:00 p.m. Eastern Time for the Government Fund.2

Comparison of Fees and Expenses

The Government Fund’s total annual operating expenses are less than the corresponding expenses for the Prime Fund on a class by class basis. In addition, HSBC is subject to the same expense limitation agreement for each Fund. Each Fund has Class A, Class C, Class D, Class E, Institutional Class, Intermediary Class, Intermediary Service Class and Class Y shares. In addition, the Government Fund has Class B shares. Please refer to the tables below for a comparison of the total annual operating expenses of each Fund.

HSBC Prime Money Market Fund

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Prime Fund.

Shareholder Fees	Class	Class	Class	Class	Class I	Intermediary	Intermediary	Class
(fees paid directly from your investment)	A	C	D	E		Class	Service Class	Y
Maximum Sales Charge (load)
Imposed on Purchases (as a % of	None	None	None	None	None	None	None	None
offering price)
Maximum Deferred Sales
Charge (load) (as a % of	None	1.00%	None	None	None	None	None	None
amount redeemed)
Annual Fund Operating Expense	Class	Class	Class	Class	Class I	Intermediary	Intermediary	Class
(expenses that you pay as a percentage	A	C	D	E*		Class*	Service Class*	Y
of the value of your investment)
Management Fee	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution (12b-1) Fee	0.00%	0.75%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Other Expenses:
Shareholder Servicing Fee	0.40%	0.25%	0.25%	0.10%	0.00%	0.05%	0.10%	0.00%
Other Operating Expenses	0.19%	0.19%	0.19%	0.09%	0.09%	0.19%	0.19%	0.19%
Total Other Expenses	0.59%	0.44%	0.44%	0.19%	0.09%	0.24%	0.29%	0.19%
Total Annual Fund
Operating Expenses	0.69%	1.29%	0.54%	0.29%	0.19%	0.34%	0.39%	0.29%
*	During the Prime Fund’s prior fiscal year, Class E Shares, Intermediary Shares and Intermediary Service Shares were not operational. Therefore, these amounts have been estimated.
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2	The Board previously approved a change to the pricing times of the Prime Fund as a result of the changes to the rules that govern money market funds adopted by the SEC. Effective October 2016, the Prime Fund would have calculated its NAV per share three times per business day, at 8:00 A.M., 12:00 P.M. and 3:00 P.M. Eastern time. This change will no longer be implemented.

Example

This Example is intended to help you compare the cost of investing in the Prime Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Prime Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Prime Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$70	$221	$384	$859
Class C Shares	$231	$409	$708	$1,168
Class D Shares	$55	$173	$302	$677
Class E Shares	$30	$93	$163	$368
Class I Shares	$19	$61	$107	$243
Intermediary Shares	$35	$109	$191	$431
Intermediary Service Shares	$40	$125	$219	$493
Class Y Shares	$30	$93	$163	$368

For the share classes listed below, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class C Shares	$131	$409	$708	$1,168

HSBC U.S. Government Money Market Fund

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Government Fund.

Shareholder Fees	Class A	Class B	Class C	Class D	Class E	Class I	Intermediary	Intermediary	Class Y
(fees paid directly from your investment)							Class	Service
								Class
Maximum Sales Charge (load)
Imposed on Purchases (as a %	None	None	None	None	None	None	None	None	None
of offering price)
Maximum Deferred Sales
Charge (load) (as a % of amount redeemed)	None	4.00%	1.00%	None	None	None	None	None	None

Annual Fund Operating Expense	Class A	Class B	Class C*	Class D	Class E*	Class I	Intermediary	Intermediary	Class Y
(expenses that you pay as a percentage							Class*	Service
of the value of your investment)								Class*
Management Fee	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution (12b-1) Fee	0.00%	0.75%	0.75%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Other Expenses:
Shareholder Servicing Fee	0.40%	0.25%	0.25%	0.25%	0.10%	0.00%	0.05%	0.10%	0.00%
Other Operating Expenses	0.18%	0.18%	0.18%	0.18%	0.08%	0.08%	0.18%	0.18%	0.18%
Total Other Expenses	0.58%	0.43%	0.43%	0.43%	0.18%	0.08%	0.23%	0.28%	0.18%
Total Annual Fund
Operating Expenses	0.68%	1.28%	1.28%	0.53%	0.28%	0.18%	0.33%	0.38%	0.28%
*	During the Government Fund’s prior fiscal year, Class C Shares, Class E Shares, Intermediary Shares and Intermediary Service Shares were not operational. Therefore, these amounts have been estimated.

Example

This Example is intended to help you compare the cost of investing in the Government Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Government Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Government Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$69	$218	$379	$847
Class B Shares	$530	$606	$702	$1,228
Class C Shares	$230	$406	$702	$1,157
Class D Shares	$54	$170	$296	$665
Class E Shares	$24	$90	$157	$356
Class I Shares	$18	$58	$101	$230
Intermediary Shares	$34	$106	$185	$418
Intermediary Service Shares	$39	$122	$213	$480
Class Y Shares	$29	$90	$157	$356

For the share classes listed below, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class B Shares	$130	$406	$702	$1,228
Class C Shares	$130	$406	$702	$1,157

The discussion above compares the current total annual operating expenses of each Fund as of February 28, 2016. Any expenses incurred in connection with the Reorganization will be incurred by HSBC.

Comparison of Seven-Day Yields

As of September 2, 2016, the 7-day yields of the Prime Fund’s Class A, Class D, Class I and Class Y Shares were 0.01%, 0.06%, 0.42% and 0.31%, respectively. As of September 2, 2016, the 7-day yields of the Government Fund’s Class A, Class D, Class I and Class Y Shares were 0.01%, 0.01%, 0.29% and 0.18%, respectively. For current yield information on the Funds, call 1-800-782-8183.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE